INTANGIBLE ASSETS (Schedule of Annual Estimated Amortization Expenses) (Details) (Customer relationships [Member], CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2013	3,120
2014	3,120
2015	3,120
2016	3,120
2017	3,120